Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Current income tax
- Current year	81,365	93,588	203,483	29,393
- Under provision in respect of prior years	27,837	151	19,066	2,754
Deferred tax
- Movement in temporary differences	(14,837)	17,384	107,276	15,496
- Under/(over) provision in respect of prior years	54,131	17,675	(143)	(20)
Consolidated income tax expense reported in the statement of profit or loss	148,496	128,798	329,682	47,623

Reconciliation of Income Tax Expense

The reconciliation between tax expense and the product of accounting profit multiplied by the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2023, 2024 and 2025 for the following reasons:

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Profit before tax	571,352	620,540	1,140,183	164,700
Income tax expense at 15%	85,703	93,081	171,027	24,705
Adjustments:
Non-deductible expenses	5,888	7,807	18,709	2,703
Tax-exempt income	(11,993)	(16,087)	(22,589)	(3,263)
Utilization of deferred tax benefits previously not recognized	(6,211)	(8,077)	(2,172)	(314)
Recognition of deferred tax benefits not previously recognized	—	(3,458)	—	—
Write off deferred tax benefits previously recognized	—	105,682	108,832	15,721
Deferred tax benefits not recognized	42,830	72,680	228,436	32,997
Tax credits for research and development expense	(85,372)	(114,006)	(119,475)	(17,258)
Tax rate differential	21,542	(42,633)	(105,265)	(15,206)
Under provision in respect of previous years	81,968	17,826	18,923	2,734
Withholding tax expense	14,872	15,665	33,256	4,804
Others	(731)	318	—	—
Total	148,496	128,798	329,682	47,623

Summary of Deferred Tax

Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2024	31.12.2025	31.12.2025	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000
Property, plant and equipments	(33,384)	(62,820)	(9,074)	(22,282)	41,556	(29,436)	(4,252)
Interest receivable	—	—	—	3,033	—	—	—
PRC withholding tax on dividend income (i)	(64,717)	(78,813)	(11,384)	(14,457)	(15,541)	(33,251)	(4,803)
Write-down of inventories	38,632	28,137	4,064	7,617	1,512	(10,495)	(1,516)
Impairment losses on trade receivables	32,540	61,456	8,877	355	25,114	28,916	4,177
Accruals	166,623	128,762	18,600	(2,505)	(65,540)	(37,977)	(5,486)
Deferred income	126,107	72,737	10,507	23,416	46,211	(53,370)	(7,709)
Losses available for offsetting against future taxable income	—	—	—	(27,146)	(112,601)	—	—
Others	79,871	108,897	15,729	(7,325)	44,230	28,480	4,113
Deferred tax expenses				(39,294)	(35,059)	(107,133)	(15,476)
Net deferred tax assets	345,672	258,356	37,319
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	410,728	337,370	48,733
Deferred tax liabilities	(65,056)	(79,014)	(11,414)
	345,672	258,356	37,319

Note:

(i)
The movement of PRC withholding tax on dividend income is as follows:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
At January 1	(64,717)	(64,717)	(9,348)
Provision made to consolidated statement of profit or loss	(15,541)	(33,251)	(4,803)
Utilization	15,541	19,155	2,767
December 31	(64,717)	(78,813)	(11,384)

Deferred Tax Assets That Have Not Been Recognized

Deferred tax assets have not been recognized in respect of the following items:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Unutilized tax losses	1,681,991	2,051,294	296,310
Unutilized capital allowances and investment allowances	95,697	95,158	13,746
Other unrecognized temporary differences	166,552	786,265	113,576
	1,944,240	2,932,717	423,632